Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
U.S.											$ (255,846)	$ (116,459)	$ (13,857)
International											(103,399)	(5,251)	(47,611)
Income (loss) before income taxes		$ 3,710	$ (14,342)	$ (524)	$ (38,577)	$ (68,267)	$ (4,894)	$ (1,418)	$ (2,375)	$ (52,781)	$ (359,245)	$ (121,710)	$ (61,468)
Predecessor
Schedule Of Income Taxes [Line Items]
U.S.	$ (107,749)
International	(17,218)
Income (loss) before income taxes	$ (124,967)